Fair Value Measurements - Summary Of Carrying Values And Fair Values Of The Company (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Term Loan A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	$ 404.1	$ 424.2	$ 631.9
Fair Value	403.0	415.4	625.7
Term Loan B [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	819.5	827.2	837.5
Fair Value	814.1	817.1	828.3
Production Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	1,275.4	1,346.1	963.7
Fair Value	1,279.2	1,349.9	966.3
Production Tax Credit Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	248.4	229.4	221.1
Fair Value	250.0	231.8	224.0
Backlog Facility and Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	173.9	223.7
Fair Value	175.0	226.0
IP Credit Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	114.9	140.8	120.6
Fair Value	$ 117.3	$ 143.8	123.5
Financing Component Of Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value			134.0
Fair Value			$ 122.9